Annual Total Returns - Fidelity Worldwide Fund [BarChart] - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-13 - Fidelity Worldwide Fund - Fidelity Advisor Worldwide Fund: Class A	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	16.71%
Annual Return 2011	(7.04%)
Annual Return 2012	18.33%
Annual Return 2013	31.19%
Annual Return 2014	0.12%
Annual Return 2015	3.20%
Annual Return 2016	(0.92%)
Annual Return 2017	29.11%
Annual Return 2018	(4.62%)
Annual Return 2019	28.53%